Employee Benefit Expenses	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Employee benefit expenses
11	Employee benefit expenses

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	2,009,645	2,142,959	2,139,472
Social welfare costs	714,484	861,375	921,971
Others	419,090	452,431	484,277

Total employee benefit expense	3,143,219	3,456,765	3,545,720

(a)
Employees of the Group’s subsidiaries in the PRC are required to participate in a defined contribution retirement scheme administered and operated by the local municipal government. The Group’s subsidiaries in the PRC contribute funds which are calculated on certain percentages of the average employee salary as stipulated by the local municipal government to the scheme to fund the retirement benefits of the employees.

In addition, the Group provides a supplementary retirement plan for its staff at rates not exceeding 8% of the salaries. The Group has no other material obligation for the payment of pension benefits associated with these plans beyond the annual contributions described above.
For the year ended 31 December 2022, the Group’s total contributions to defined contribution retirement plans was RMB 463,204 thousand.
(2020: RMB 342,073 thousand, 2021: RMB
431,818 thousand)

(c)	As at 31 December 2020, 31 December 2021 and 31 December 2022, there was no material outstanding contribution to the above defined contribution retirement plans.